UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C. 20549




                               FORM 13F



                         Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2013



Check here if Amendment [ ]; Amendment Number: __________



This Amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:


Name:      Domini Social Investments LLC

Address:   Attn: Carole M. Laible, President

           532 Broadway, 9th Floor

           New York, NY 10012-3939


Form 13F File Number: 28-12472


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:   Carole M. Laible
Title:  President

Phone:  212-217-1058

Signature, Place, and Date of Signing:

/s/ Carole M. Laible          New York, NY           May 2, 2013
---------------------       ----------------       --------------------
    (Signature)               (City, State)               (Date)

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.

[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




Form 13F File Number            Name

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

28-04557                        Wellington Management Company, LLP
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